Financial structure and financial costs - Fair value hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial structure, financial costs and financial instruments
Equity instruments	$ 2,007	$ 1,778	$ 1,421	$ 1,727
Measured at fair value | Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Assets and liabilities held for trading	(68)	82	(71)
Equity instruments	706	240	94
Total fair value	2,183	(1,283)	(1,492)
Measured at fair value | Financial instruments, excluding commodity contracts | Level 1
Financial structure, financial costs and financial instruments
Equity instruments	706	240	94
Total fair value	706	240	94
Measured at fair value | Financial instruments, excluding commodity contracts | Level 2
Financial structure, financial costs and financial instruments
Assets and liabilities held for trading	(68)	82	(71)
Total fair value	1,477	(1,523)	(1,586)
Hedging of financial debt (Fair value hedge) | Measured at fair value | Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Hedge instruments	1,137	(690)	(1,209)
Hedging of financial debt (Fair value hedge) | Measured at fair value | Financial instruments, excluding commodity contracts | Level 2
Financial structure, financial costs and financial instruments
Hedge instruments	1,137	(690)	(1,209)
Cash flow hedge | Measured at fair value | Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Hedge instruments	408	(915)	(306)
Cash flow hedge | Measured at fair value | Financial instruments, excluding commodity contracts | Level 2
Financial structure, financial costs and financial instruments
Hedge instruments	$ 408	$ (915)	$ (306)